Vanguard Short-Term Federal Fund Average Annual Total Returns - Retail Prospectus [Member]	12 Months Ended	60 Months Ended	118 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. 1-5 Year Government Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.32%	1.01%		1.34%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.25%	1.35%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	4.15%	1.21%		1.39%
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.69%	0.28%		0.59%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.44%	0.54%		0.72%
Admiral Shares
Prospectus [Line Items]
Average Annual Return, Percent	4.26%	1.31%		1.49%